Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at year-end	$ 0	$ 5,075	$ 90,398
Average balance outstanding	22,637	14,808	42,231
Maximum month-end balance	$ 62,329	$ 92,000	$ 101,857
Weighted-average rate at year-end		1.66%	2.53%
Weighted-average rate during the year	0.35%	2.49%	1.99%